INTEREST IN JOINT VENTURES	12 Months Ended
Dec. 31, 2022
INTEREST IN JOINT VENTURES
INTEREST IN JOINT VENTURES

23.   INTEREST IN JOINT VENTURES

The Group’s principal interests in joint ventures which are incorporated companies are as follows:

				Percentage of
		Particulars of	Percentage of	equity held by
	Country of	issued and paid	equity held by	the Company’s		Principal place of
Name of company	incorporation	up capital	the Company	subsidiaries	Principal activities	business
			%	%
Fujian Refining & Petrochemical Company Limited (“FREP”)	PRC	Registered capital RMB 14,758 million	—	50.00	Manufacturing refining oil products	PRC
BASF-YPC Company Limited (“BASF-YPC”)	PRC	Registered capital RMB 12,704 million	30.00	10.00	Manufacturing and distribution of petrochemical products	PRC
Taihu Limited (“Taihu”)	Cyprus	Registered capital USD 25,000	—	49.00	Crude oil and natural gas extraction	Russia
Sinopec SABIC Tianjin Petrochemical Company Limited (“Sinopec SABIC Tianjin”)	PRC	Registered capital RMB 10,520 million	—	50.00	Manufacturing and distribution of petrochemical products	PRC
Shanghai SECCO	PRC	Registered capital RMB 3,115 million	15.00	35.00	Manufacturing and distribution of petrochemical products	PRC

Summarized balance sheet and reconciliation to their carrying amounts in respect of the Group’s principal joint ventures:

							Sinopec SABIC		Shanghai
	FREP		BASF-YPC		Taihu		Tianjin		SECCO*
	December 31,		December 31,		December 31,		December 31,		December 31,
	2021	2022	2021	2022	2021	2022	2021	2022	2022
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Current assets
Cash and cash equivalents	6,562	3,733	5,375	3,061	1,258	1,625	4,820	4,506	1,323
Other current assets	9,217	11,311	6,953	5,993	2,188	15,269	3,437	2,554	3,647
Total current assets	15,779	15,044	12,328	9,054	3,446	16,894	8,257	7,060	4,970
Non-current assets	13,744	12,708	9,336	9,244	14,032	10,488	18,835	18,466	26,677
Current liabilities
Current financial liabilities	(1,177)	(829)	(77)	(63)	(32)	(55)	(597)	(2,950)	(6,609)
Other current liabilities	(5,008)	(9,951)	(2,546)	(2,245)	(1,931)	(2,727)	(3,547)	(3,282)	(2,368)
Total current liabilities	(6,185)	(10,780)	(2,623)	(2,308)	(1,963)	(2,782)	(4,144)	(6,232)	(8,977)
Non-current liabilities
Non-current financial liabilities	(6,857)	(3,742)	—	—	(85)	(157)	(7,599)	(6,393)	—
Other non-current liabilities	(242)	(237)	(92)	(107)	(1,439)	(1,852)	(382)	(635)	(944)
Total non-current liabilities	(7,099)	(3,979)	(92)	(107)	(1,524)	(2,009)	(7,981)	(7,028)	(944)
Net assets	16,239	12,993	18,949	15,883	13,991	22,591	14,967	12,266	21,726
Net assets attributable to owners of the Company	16,239	12,993	18,949	15,883	13,523	21,941	14,967	12,266	21,726
Net assets attributable to non-controlling interests	—	—	—	—	468	650	—	—	—
Share of net assets from joint ventures	8,120	6,497	7,580	6,353	6,626	10,751	7,484	6,133	10,863
Carrying Amounts	8,120	6,497	7,580	6,353	6,626	10,751	7,484	6,133	10,863

23.   INTEREST IN JOINT VENTURES (Continued)

Summarized statement of comprehensive income

Year ended	FREP			BASF-YPC			Taihu			Sinopec SABIC Tianjin
December 31,	2020	2021	2022	2020	2021	2022	2020	2021	2022	2020	2021	2022
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Operating revenues	38,691	47,224	59,347	15,701	27,499	25,076	9,528	15,190	19,542	14,881	24,631	24,294
Depreciation, depletion and amortization	(2,222)	(2,789)	(1,822)	(1,244)	(1,467)	(1,431)	(541)	(667)	(882)	(1,085)	(1,164)	(1,270)
Interest income	118	147	107	27	52	116	291	451	975	183	209	144
Interest expense	(535)	(411)	(338)	(16)	(5)	(7)	(20)	(107)	(274)	(131)	(89)	(111)
Earning/(loss) before income tax	520	2,261	(2,004)	1,518	8,218	3,542	2,304	2,864	1,657	954	1,393	(2,396)
Income tax expense	(87)	(597)	578	(379)	(2,054)	(885)	(378)	(601)	(201)	(236)	(407)	603
Net income/(loss) for the year	433	1,664	(1,426)	1,139	6,164	2,657	1,926	2,263	1,456	718	986	(1,793)
Other comprehensive income	—	—	—	—	—	—	(3,368)	(123)	7,144	—	—	—
Total comprehensive income	433	1,664	(1,426)	1,139	6,164	2,657	(1,442)	2,140	8,600	718	986	(1,793)
Dividends declared by joint ventures	300	128	910	691	454	2,462	—	—	—	—	500	454
Share of net income/(loss) from joint ventures	217	832	(713)	456	2,466	1,063	911	1,081	703	359	493	(897)
Share of other comprehensive income from joint ventures (i)	—	—	—	—	—	—	(1,593)	(60)	3,422	—	—	—

* The share of net income and other comprehensive income for the period from 29 December 2022 to 31 December 2022 from Shanghai SECCO was immaterial.

The share of net income for the years ended December 31, 2020, 2021 and 2022 in all individually immaterial joint ventures accounted for using equity method in aggregate were a profit of RMB 993, a profit of RMB 4,494 and a loss of RMB 18, respectively.

The share of other comprehensive income for the years ended December 31, 2020, 2021 and 2022 in all individually immaterial joint ventures accounted for using equity method in aggregate were a profit of RMB 808, a profit of RMB 215 and a loss of RMB 376, respectively.

The carrying amount as at December 31, 2021 and 2022 of all individually immaterial joint ventures accounted for using equity method in aggregate were RMB 30,640 and RMB 34,194, respectively.

Note:

(i)	Including foreign currency translation differences.